SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF UNREALIZED GAINS AND LOSSES

	Initial Book Value	Cumulative Gross Unrealized Gains	Cumulative Gross Unrealized Losses	Fair Value
December 31, 2022

Investment in GMP Bio (equity securities)	$22,640,519	$-	$-	$22,640,519
Total	$22,640,519	$-	$-	$22,640,519

SUMMARY OF CHANGES IN FAIR VALUE OF LONG-TERM INVESTMENT IN EQUITY SECURITIES

December 31, 2022 Fair Value
Balance at January 1, 2022	$-
Contribution at cost basis	5,689,042
Gain on derecognition of non-financial asset	16,951,477
Change in fair value	-

Balance at December, 2022	$22,640,519

SUMMARY OF CHANGES IN FAIR VALUE OF DERIVATIVE LIABILITIES

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of December 31, 2022 and 2021:

	December 31, 2022 Conversion Feature	December 31, 2021 Conversion Feature
Balance at beginning of the year ended	$340,290	$777,024
New derivative liability	-	-
Reclassification to additional paid in capital from conversion of debt to common stock	-	(144,585)
Change in fair value	(142,150)	(292,149)

Balance at the end of the year ended	$198,140	$340,290

SUMMARY OF ESTIMATE FAIR VALUE OF DERIVATIVE LIABILITIES

	December 31, 2022	December 31, 2021
Risk free interest	0.17% - 4.0%	0.3%
Market price of share	$0.05 - 0.23	$0.17
Life of instrument in years	0.01 - 0.33	0.31
Volatility	99.80% - 116.51%	140%
Dividend yield	0%	0%

SCHEDULE OF BASIC AND DILUTED WEIGHTED AVERAGE COMMON STOCK OUTSTANDING

The table below sets forth a reconciliation of the basic weighted average common stock outstanding to the diluted weighted average common stock outstanding of the Company as of December 31, 2022:

December 31, 2022
Basic weighted average common stock outstanding	384,075,369
Add: Dilutive common stock equivalents
Stock options outstanding	2,606,054
Warrants outstanding	68,681
Convertible debt, convertible into common stock	70,549,786

Diluted weighted average common stock outstanding	457,299,890